UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05502
                                                    ----------------------------
                              Comstock Funds, Inc.
                          ----------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center,
                            Rye, New York 10580-1422
                          ----------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                          ----------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                         -----------------------

                     Date of fiscal year end: April 30, 2004
                                             ---------------

                   Date of reporting period: October 31, 2003
                                             ----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                              COMSTOCK FUNDS, INC.

                               SEMI-ANNUAL REPORT
                                OCTOBER 31, 2003


TO OUR SHAREHOLDERS,

      In many of our Funds' June 30, 2003 shareholder reports, we noted a change in the way we provide the portfolio manager's commentary to shareholders of our Funds. Our shareholder reports have typically contained commentary on each portfolio manager's assessment of the stock market, individual stocks and how economic events affect their thinking in managing a specific Fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments have been included as part of each Fund's quarterly, semi-annual, and annual financial statements.

      The Sarbanes-Oxley Act's new corporate governance regulations now require a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we separated their commentary from the financial statements and investment portfolio and sent it separately. We will continue to mail the portfolio manager's commentary separately from the investment portfolio to ensure that its content is complete and unrestricted. Our Annual Reports will be mailed separately and include the performance of the Fund with a description of the factors affecting the performance during the past year, along with the financial statements and the investment portfolio. Both the commentary and the financial statements, including the portfolio of investments, are also available on our website at www.gabelli.com/funds.

      We trust that you understand that our approach is an unintended consequence of the ever-increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these new regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives than other public companies.

                                              Sincerely yours,



                                              /s/ BRUCE N. ALPERT
                                              Bruce N. Alpert
                                              Chief Operating Officer
                                              Gabelli Funds, LLC
December 1, 2003

--------------------------------------------------------------------------------
 A description of the Funds' proxy voting  policies and procedures is available
 (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580; and
 (iii) on the Securities and Exchange Commission's website at www.sec.gov.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED OCTOBER 31, 2003+ (UNAUDITED)
--------------------------------------------------------------------------------

                                            CALENDAR                                                    SINCE FUND'S
COMSTOCK STRATEGY FUND (A)                YEAR TO DATE    ONE YEAR     FIVE YEARS      TEN YEARS     INCEPTION (5/26/88)
------------------------------------------------------------------------------------------------------------------------
 CLASS O (CPSFX)
  Without sales charge....................   (18.94)%     (19.28)%       (4.41)%        (3.63)%             1.30%
  With sales charge (c)...................   (22.59)%     (22.91)%       (5.29)%        (4.07)%             0.99%
------------------------------------------------------------------------------------------------------------------------
 CLASS A (CPFAX)
  Without sales charge....................   (18.89)%     (17.32)%       (4.63)%        (3.86)%             1.10%
  With sales charge (c)...................   (22.54)%     (22.95)%       (5.50)%        (4.30)%             0.80%
------------------------------------------------------------------------------------------------------------------------
 CLASS C (CPFCX)
  Without contingent deferred sales charge   (19.32)%     (19.58)%       (5.24)%        (4.38)%             0.75%
  With contingent deferred sales charge (d)  (20.14)%     (20.40)%       (5.24)%        (4.38)%             0.75%
------------------------------------------------------------------------------------------------------------------------
 S&P 500 INDEX +..........................    21.19%       20.79%         0.53%         10.43%             12.21%
------------------------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS GOVT./CORP. BOND INDEX +.     3.37%        6.17%         6.57%          6.77%              8.46%
------------------------------------------------------------------------------------------------------------------------

                                           CALENDAR                                    SINCE POLICY       SINCE FUND'S
COMSTOCK CAPITAL VALUE FUND (B)          YEAR TO DATE  ONE YEAR FIVE YEARS  TEN YEARS  INCEPTION (E)  INCEPTION (10/10/85)
--------------------------------------------------------------------------------------------------------------------------
 CLASS A (DRCVX)
  Without sales charge....................  (26.81)%    (25.81)%   (3.36)%    (6.86)%      (1.51)%            1.17%
  With sales charge (c)...................  (30.10)%    (29.15)%   (4.25)%    (7.29)%      (1.78)%            0.91%
--------------------------------------------------------------------------------------------------------------------------
 CLASS B (DCVBX)
  Without contingent deferred sales charge  (27.19)%    (26.46)%   (4.16)%    (7.60)%      (2.03)%            0.68%
  With contingent deferred sales charge (f) (30.19)%    (29.49)%   (4.49)%    (7.60)%      (2.03)%            0.68%
--------------------------------------------------------------------------------------------------------------------------
 CLASS C (CPCCX)
  Without contingent deferred sales charge  (27.07)%    (26.37)%   (4.04)%    (7.55)%      (2.00)%            0.71%
  With contingent deferred sales charge (d) (27.74)%    (27.04)%   (4.04)%    (7.55)%      (2.00)%            0.71%
--------------------------------------------------------------------------------------------------------------------------
 CLASS R (CPCRX) .........................  (26.55)%    (25.76)%   (3.13)%    (6.68)%      (1.39)%            1.28%
--------------------------------------------------------------------------------------------------------------------------
 S&P 500 INDEX +..........................   21.19%      20.79%     0.53%     10.43%       10.76%            12.95%
--------------------------------------------------------------------------------------------------------------------------

-----------------------
(a) Total  return  prior  to  8/01/91  reflects  performance  of the  Fund  as a closed-end fund; as an open-end fund the Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares. Because Class A shares and Class C shares were not actually introduced until 7/15/92 and 8/01/95, respectively, total return for the period prior to the introduction of each such class (i) reflects the performance information for Class O shares and Class A shares, as appropriate (ii) does not reflect service and distribution fees borne by Class A shares and Class C shares, which, if reflected, would reduce the total return presented. Total return assumes the reinvestment of dividends and capital gains distributions. Gabelli Funds, LLC became the investment adviser of the Fund on May 23, 2000. Class O shares are not currently offered except through reinvestment of dividends and distributions.
(b) The total return is based upon a hypothetical investment at the Fund's inception on 10/10/85. Because Class B shares were not actually introduced until 1/15/93 and Class C shares and Class R shares were not actually introduced until 8/22/95, total return for the period prior to the introduction of each such class (i) in the case of Class B shares and Class R shares, reflects the performance information for Class A shares (ii) in the case of Class C shares, reflects the performance information for Class A shares and Class B shares, as appropriate and (iii) in the case of Class B shares and Class C shares, does not reflect higher service and distribution fees and certain administrative expenses borne by Class B shares and Class C shares, which, if reflected, would reduce the total return presented. Total return assumes the reinvestment of dividends and capital gains distributions. Gabelli Funds, LLC became the investment adviser of the Fund on May 23, 2000.
(c) Assuming maximum initial sales charge of 4.5%.
(d) Assuming payment of the maximum contingent deferred sales charge (CDSC). A CDSC of 1% is imposed on redemptions made within one year of purchase.
(e) On April 28, 1987, Comstock Partners, Inc., the Capital Value Fund's Investment Adviser, assumed investment responsibilities and the Fund changed its investment objective to the current investment objective.
(f) Assuming payment of the maximum CDSC. The maximum CDSC for Class B shares is 4% and is reduced to 0% after six years.
+ Past performance is no guarantee of future results. Investment returns and the principal value of an investment will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. These Funds utilize short selling and/or derivatives. Short selling of securities and use of derivatives pose special risks and may not be suitable for certain investors. Short selling is a sale of a borrowed security and losses are realized if the price of the security increases between the date the security is sold and the date the Fund replaces it. Derivatives may be riskier than other types of investments because they may respond more to changes in economic conditions than other investments. Performance for periods less than one year are not annualized. The prospectus contains more complete information, including fees and expenses. Read it carefully before you invest or send money. The S&P 500 Index is an unmanaged broad-based index comprised of 500 widely-held common stocks. The Lehman Brothers Govt./Corp. Bond Index is an unmanaged broad-based index comprised of U.S. Government Agency and Treasury securities and investment grade corporate debt. The indices do not reflect the deduction of sales charges and expenses that are borne by mutual fund investors.

COMSTOCK STRATEGY FUND
SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      MARKET
      SHARES                             COST          VALUE
      ------                            -----          -----
  COMMON STOCK -- 3.7%
              METALS AND MINING -- 3.7%
      17,000  Newmont Mining Corp. . $   482,872    $   744,260
                                     -----------    -----------
     PRINCIPAL
      AMOUNT
     ----------
  U.S. GOVERNMENT OBLIGATIONS -- 65.9%
              U.S. TREASURY BILL -- 14.8%
  $2,969,000  U.S. Treasury Bill,
               0.932%++,
               12/18/03 (a) ........   2,965,396      2,965,396
                                     -----------    -----------
              U.S. TREASURY BONDS -- 8.2%
              U.S. Treasury Bonds,
   1,000,000   6.250%, 05/15/30 ....   1,082,566      1,143,711
     481,000   5.375%, 02/15/31 ....     481,349        497,215
                                     -----------    -----------
                                       1,563,915      1,640,926
                                     -----------    -----------
              U.S. TREASURY NOTES -- 42.9%
              U.S. Treasury Notes,
   2,500,000   1.500%, 07/31/05 ....   2,494,188      2,492,678
   5,400,000   6.000%, 08/15/09 ....   5,277,804      6,107,486
                                     -----------    -----------
                                       7,771,992      8,600,164
                                     -----------    -----------
  TOTAL U.S. GOVERNMENT
    OBLIGATIONS ....................  12,301,303     13,206,486
                                     -----------    -----------
    NUMBER OF                     EXPIRATION DATE/
    CONTRACTS ISSUE                EXERCISE PRICE
    --------- -----               ----------------
  PUT OPTIONS PURCHASED -- 5.3%
        150   Applied Materials Inc. Jan. 05/17.5        25,125
        100   Bank of America Corp.   Jan. 05/65         34,000
        120   International
               Paper Co. ...........  Jan. 05/35         29,100
        580   Intel Corp. ..........  Jan. 04/15          2,900
        140   International Business
               Machines ............  Jan. 04/70          2,450
         40   International Business
               Machines ............  Jan. 04/75          1,400
        125   Juniper Networks Inc.   Jan. 05/15         32,500
        208   KLA-Tencor Corp. .....  Jan. 04/30          3,120
         60   KLA-Tencor Corp. .....  Jan. 04/35          1,200
        317   Linear Technology
               Corp. ...............  Jan. 04/25          3,963
         10   Linear Technology
               Corp. ...............  Jan. 04/30            225
        216   Maxim Integrated
               Products ............  Jan. 04/30          2,160
         20   Maxim Integrated
               Products ............  Jan. 04/35            500
      2,300   Nasdaq-100 Index .....  Jan. 05/27        258,750
        100   S & P 500 Index ...... Dec. 03/750          2,000

    NUMBER OF                      EXPIRATION DATE/        MARKET
    CONTRACTS ISSUE                 EXERCISE PRICE         VALUE
    --------- -----                ----------------        ------
PUT OPTIONS PURCHASED (CONTINUED)
        300   S & P 500 Index ...... Dec. 03/775    $     8,250
         78   S & P 500 Index ...... Dec. 03/800          2,535
         62   S & P 500 Index ...... Mar. 04/800         17,050
         65   S & P 500 Index ...... Mar. 04/875         40,950
         62   S & P 500 Index ...... Jun. 04/850         63,240
        105   S & P 500 Index ...... Jun. 04/900        164,850
         70   S & P 500 Index ...... Dec. 04/825        130,200
        100   S & P 500 Index ...... Dec. 04/850        221,000
        540   STMicroelectronics NV  Jan. 04/15           8,100
         20   STMicroelectronics NV Jan. 04/17.5            300
                                                    -----------
  TOTAL PUT OPTIONS PURCHASED (Cost $5,422,263) ... $ 1,055,868
                                                    -----------
     PRINCIPAL
      AMOUNT                            COST
     ---------                          ----
  FOREIGN GOVERNMENT BONDS -- 22.3%
  $3,100,000  Bundesrepublic Deutschland,
               3.750%, 07/04/2013 .. $ 3,429,902      3,440,240
     683,000  Canadian Government,
               3.500%, 06/01/2005 ..     494,438        523,655
     825,000  New Zealand Government,
               6.500%, 02/15/2006 ..     494,804        514,980
                                     -----------    -----------
  TOTAL FOREIGN GOVERNMENT BONDS ...   4,419,144      4,478,875
                                     -----------    -----------
  TOTAL INVESTMENTS -- 97.2% ....... $22,625,582     19,485,489
                                     ===========
  OTHER ASSETS AND LIABILITIES (NET) -- 2.8% ......     565,982
                                                    -----------
  NET ASSETS -- 100.0% ............................ $20,051,471
                                                    ===========

                                                    UNREALIZED
                                        SETTLEMENT APPRECIATION/
                                           DATE    DEPRECIATION
                                        ---------- -------------
  FORWARD FOREIGN EXCHANGE CONTRACTS
              Deliver European Currency
               Units in exchange for:
  3,150,000(b) USD 3,520,755 .......... 12/19/03    $   141,237
                                                    ===========
-------------------
(a) At October 31, 2003, $8,900,000 principal amount was pledged as collateral for put options purchased.
(b)   Principal  Amount  denoted  in  Euros.
++    Represents annualized yield at date of purchase.
USD - U.S. Dollars.

                 See accompanying notes to financial statements.

COMSTOCK CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                     MARKET
     SHARES                             COST          VALUE
     ------                           ------          -----
  COMMON STOCK -- 1.7%
              METALS AND MINING -- 1.7%
      50,000  Newmont Mining Corp. .$  1,420,210   $  2,189,000
                                    ------------   ------------
     PRINCIPAL
      AMOUNT
     ---------
  U.S. GOVERNMENT OBLIGATIONS -- 95.2%
              U.S. TREASURY BILLS -- 90.7%
$114,260,000  U.S. Treasury Bills,
               0.878% to 1.101% ++,
               11/06/03 to
               01/22/04 (a)(b)(c) .. 114,113,518    114,114,145
                                    ------------   ------------
              U.S. TREASURY BOND -- 4.5%
   5,000,000  U.S. Treasury Bond,
               6.250%, 05/15/30 ....   5,412,831      5,718,555
                                    ------------   ------------
  TOTAL U.S. GOVERNMENT
     OBLIGATIONS ................... 119,526,349    119,832,700
                                    ------------   ------------
    NUMBER OF                     EXPIRATION DATE/
    CONTRACTS ISSUE                EXERCISE PRICE
    --------- -----               ----------------
  PUT OPTIONS PURCHASED -- 3.2%
      2,322   Intel Corp. ........... Jan. 04/15         11,610
        835   KLA-Tencor Corp. ...... Jan. 04/30         12,525
        240   KLA-Tencor Corp. ...... Jan. 04/35          4,800
        560   International Business
               Machines Corp. ....... Jan. 04/70          9,800
        160   International Business
               Machines Corp. ....... Jan. 04/75          5,600
      1,268   Linear Technology
               Corp. ................ Jan. 04/25         15,850
         40   Linear Technology
               Corp. ................ Jan. 04/30            900
        864   Maxim Integrated
               Products Inc. ........ Jan. 04/30          8,640
         80   Maxim Integrated
               Products Inc. ........ Jan. 04/35          2,000
        330   S & P 500 Index .......Dec. 03/800         10,725
        260   S & P 500 Index .......Mar. 04/800         71,500
        280   S & P 500 Index .......Mar. 04/850        140,000
        230   S & P 500 Index .......Mar. 04/875        144,900
        330   S & P 500 Index .......Jun. 04/850        336,600
        280   S & P 500 Index .......Jun. 04/875        372,400
        460   S & P 500 Index .......Jun. 04/900        722,200
        300   S & P 500 Index .......Dec. 04/825        558,000
        425   S & P 500 Index .......Dec. 04/850        939,251
         80   S & P 500 Index .......Dec. 04/900        248,000
         80   S & P 500 Index .......Jun. 05/900        344,000
      2,160   STMicroelectronics
               NV ................... Jan. 04/15         32,400
         80   STMicroelectronics
               NV Jan. ..............    04/17.5          1,200
                                                   ------------
  TOTAL PUT OPTIONS PURCHASED
    (Cost $14,316,721) ........................... $  3,992,901
                                                   ------------
  TOTAL INVESTMENTS -- 100.1% ..... $135,263,280    126,014,601
                                    ============
  OTHER ASSETS AND LIABILITIES (NET) -- (0.1)%         (180,123)
                                                   ------------
  NET ASSETS -- 100.0% ........................... $125,834,478
                                                   ============

SECURITIES SOLD SHORT -- (27.6)%
                                                    MARKET
  COMMON STOCKS -- (27.6)%   SHARES   PROCEEDS       VALUE
  ------------------------   ------   --------     -------
    Acxiom Corp.+ .........  12,000  $   179,994   $    190,800
    Affiliated Computer
     Services Inc.+ .......  30,000    1,224,267      1,467,900
    Aventis SA, ADR .......  21,000    1,005,853      1,112,160
    Bank of America Corp. .  25,000    2,018,656      1,893,250
    Bank One Corp. ........  40,000    1,302,901      1,698,000
    BISYS Group Inc.+ .....  28,000      894,573        400,400
    Block (H&R) Inc. ......  35,000    1,310,812      1,648,150
    DoubleClick Inc.+ .....  60,000      649,847        499,800
    Emulex Corp.+ .........  27,000      723,848        764,640
    Fannie Mae ............  22,000    1,407,054      1,577,180
    Genesis Microchip
     Inc.+ ................ 100,000    1,300,619      1,658,000
    IDEC Pharmaceuticals
     Corp.+ ...............  36,000    1,292,411      1,264,680
    International Business
     Machines Corp. .......  25,700    2,030,400      2,299,636
    International Paper
     Co. ..................  45,000    1,755,327      1,770,750
    Lehman Brothers
     Holdings Inc. ........  16,000    1,023,573      1,152,000
    Maxim Integrated
     Products Inc. ........   9,600      505,680        477,216
    Mellon Financial Corp.   30,000      868,174        896,100
    Micron Technology
     Inc.+ ................   9,000      181,994        129,060
    Microsoft Corp. .......  16,600      432,381        434,090
    Molex Inc. ............  90,000    2,205,910      2,825,100
    Nasdaq-100 Index+ ..... 100,000    3,032,858      3,518,000
    Newport Corp.+ ........  63,000      968,967        992,880
    Nike Inc., Cl. B ......  27,000    1,376,841      1,725,300
    Patterson-Uti
     Energy Inc.+ .........  30,000      875,092        857,700
    Semtech Corp.+ ........  20,000      425,349        444,000
    STMicroelectronics
     Inc. .................  70,000    1,276,762      1,864,800
    The Walt Disney Co. ...  10,000      189,286        226,400
    Walgreen Co. ..........  28,000      960,281        974,960
                                    ------------   ------------
  TOTAL SECURITIES SOLD SHORT ......$ 31,419,710   $ 34,762,952
                                    ============   ============

                                                   UNREALIZED
                                                  APPRECIATION/
                                                 (DEPRECIATION)
                                                 --------------
  FUTURES CONTRACTS -- SHORT POSITION
        155   S & P 500
               Index Futures .......... 12/19/03   $ (1,347,250)
                                                   ============
  FUTURES CONTRACTS -- LONG POSITION
         63   Euro Futures ............ 12/15/03   $    227,588
                                                   ============
--------------------
(a) At October 31, 2003, $28,000,000 principal amount was pledged as collateral for securities sold short.
(b) At October 31, 2003, $4,550,000 principal amount was pledged as collateral for futures contracts.
(c) At October 31, 2003, $2,800,000 principal amount was pledged as collateral for put options purchased.
ADR - American Depository Receipt.
+     Non-income producing security.
++    Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          STRATEGY      CAPITAL VALUE
                                                                                            FUND            FUND
                                                                                        ------------   -------------
ASSETS:
  Investments at value (Cost $17,203,319 and $120,946,559, respectively) .............  $ 18,429,621   $ 122,021,700
  Put options purchased (Cost $5,422,263 and $14,316,721, respectively) ..............     1,055,868       3,992,901
  Deposit at Brokers .................................................................       418,255       3,942,693
  Receivable for investments sold ....................................................            --      31,419,711
  Receivable for Fund shares sold ....................................................         3,348         337,260
  Interest receivable ................................................................       173,982         155,391
  Prepaid expenses ...................................................................           540           1,183
  Net unrealized appreciation/(depreciation) on
    forward foreign exchange contracts ...............................................       141,237              --
  Other assets .......................................................................         1,523           2,180
                                                                                        ------------   -------------
  TOTAL ASSETS .......................................................................    20,224,374     161,873,019
                                                                                        ------------   -------------
LIABILITIES:
  Securities sold short (proceeds $0 and $31,419,710, respectively) ..................            --      34,762,952
  Payable for Fund shares redeemed ...................................................        10,391         940,713
  Payable for investment advisory fees ...............................................        36,912         135,762
  Variation margin payable ...........................................................            --          83,638
  Payable for distribution fees ......................................................         2,896          68,816
  Payable to custodian ...............................................................        63,263          21,930
  Dividends payable on securities sold short .........................................            --          17,356
  Other accrued expenses .............................................................        59,441           7,374
                                                                                        ------------   -------------
  TOTAL LIABILITIES ..................................................................       172,903      36,038,541
                                                                                        ------------   -------------
  NET ASSETS .........................................................................  $ 20,051,471   $ 125,834,478
                                                                                        ============   =============
NET ASSETS CONSIST OF:
  Paid in capital ....................................................................  $111,618,924   $ 341,888,743
  Accumulated undistributed net investment income/(loss) .............................      (262,940)        143,735
  Accumulated net realized gain/(loss) on investments,
    securities sold short, foreign currency,
    put options and futures transactions .............................................   (88,307,179)   (202,487,506)
  Net unrealized appreciation/(depreciation) on investments, securities sold short, foreign
    currency, put options and futures transactions ...................................    (2,997,334)    (13,710,494)
                                                                                        ------------   -------------
  NET ASSETS .........................................................................  $ 20,051,471   $ 125,834,478
                                                                                        ============   =============
SHARES OF COMMON STOCK OUTSTANDING:
  CLASS O:
  Net Asset Value, offering and redemption price per share
    ($15,550,494 (DIVIDE) 4,078,058 shares
    outstanding) .....................................................................         $3.81
                                                                                               =====
  CLASS A:
  Net Asset Value and redemption price per share
    ($4,146,002 (DIVIDE) 1,068,536 shares outstanding
    and $84,008,803 / 24,428,786 shares outstanding, respectively) ...................         $3.88           $3.44
                                                                                               =====           =====
  Maximum offering price per share (NAV (DIVIDE) 0.955 based on maximum sales charge of 4.50% of
    the offering price at April 30, 2003) ............................................         $4.06           $3.60
                                                                                               =====           =====
  CLASS B:
  Net Asset Value and offering price per share
   ($17,270,913 (DIVIDE) 5,082,238 shares outstanding) ...............................                         $3.40(a)
                                                                                                               =====
  CLASS C:
  Net Asset Value and offering price per share
    ($354,975 (DIVIDE) 90,628 shares outstanding and
    $24,400,775 (DIVIDE) 7,495,692 shares outstanding, respectively) .................         $3.92(a)        $3.26(a)
                                                                                               =====           =====
  CLASS R:
  Net Asset Value, offering and redemption price per share
   ($153,987 (DIVIDE) 44,907 shares
    outstanding) .....................................................................                         $3.43
                                                                                                               =====

--------------
(a) Redemption price varies based on length of time held.

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED OCTOBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                       STRATEGY    CAPITAL VALUE
                                                         FUND          FUND
                                                      -----------  ------------
INVESTMENT INCOME:
  Interest .......................................    $   432,216  $  1,003,067
  Dividends ......................................          1,360         4,000
                                                      -----------  ------------
  TOTAL INVESTMENT INCOME ........................        433,576     1,007,067
                                                      -----------  ------------
EXPENSES:
  Investment advisory fees .......................        131,302       714,934
  Distribution fees ..............................         18,542       352,466
  Shareholder services fees ......................         83,917       109,636
  Legal and audit fees ...........................         14,978        18,031
  Registration fees ..............................         15,004        31,260
  Shareholder communications expenses ............         12,095        28,812
  Directors' fees ................................          5,505        26,711
  Custodian fees .................................          4,806         9,531
  Dividends on securities sold short .............            500       124,743
  Miscellaneous expenses .........................          4,870        25,701
                                                      -----------  ------------
  TOTAL EXPENSES .................................        291,519     1,441,825
                                                      -----------  ------------
NET INVESTMENT INCOME ............................        142,057      (434,758)
                                                      -----------  ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS,
  FOREIGN CURRENCY TRANSACTIONS,
  PUT OPTIONS PURCHASED, SECURITIES
  SOLD SHORT TRANSACTIONS AND
  FUTURES TRANSACTIONS:
  Net realized gain/(loss) on investments,
   foreign currency, put options and
   futures transactions ..........................     (5,053,699)  (22,108,735)
  Net realized gain/(loss) on securities
   sold short transactions .......................             --    (6,750,049)
  Net increase in unrealized appreciation/
    (depreciation) on investments,
    securities sold short,
    foreign currency, put options
    and futures transactions .....................        803,123    (1,382,969)
                                                      -----------  ------------
  NET REALIZED AND UNREALIZED GAIN/(LOSS)
    ON INVESTMENTS, FOREIGN CURRENCY, PUT OPTIONS,
    SECURITIES SOLD SHORT AND FUTURES TRANSACTIONS     (4,250,576)  (30,241,753)
  CONTRIBUTIONS FROM THE ADVISER AND
    OTHER SERVICE PROVIDERS ......................        583,684            --
                                                      -----------  ------------
  NET INCREASE/(DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ....................    $(3,524,835) $(30,676,511)
                                                      ===========  ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  GABELLI FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------

  WHO ARE WE?

  The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

  WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

  If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

  o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

  o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

  WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

  We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

  WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

  We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------
                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                STRATEGY FUND                 CAPITAL VALUE FUND
                                                      --------------------------------  -------------------------------
                                                      SIX MONTHS ENDED                  SIX MONTHS ENDED
                                                      OCTOBER 31, 2003    YEAR ENDED    OCTOBER 31, 2003   YEAR ENDED
                                                         (UNAUDITED)    APRIL 30, 2003     (UNAUDITED)   APRIL 30, 2003
                                                      ----------------  --------------  ---------------- --------------
OPERATIONS:
  Net investment income .............................. $    142,057      $    512,407   $    (434,758)  $     (45,808)
  Net realized gain/(loss) on investments,
     foreign currency, put options and
     futures transactions ............................   (5,053,699)        3,307,350     (22,108,735)     10,744,501
  Net realized gain/(loss) on securities
     sold short ......................................           --           104,845      (6,750,049)      6,367,743
  Net change in unrealized appreciation/
    (depreciation) on investments, securities
    sold short, foreign currency, put
    options and futures transactions .................      803,123          (688,232)     (1,382,969)    (13,418,113)
  Contributions from the Adviser and
    other service providers ..........................      583,684           253,760              --              --
                                                       ------------      ------------    ------------   -------------
  NET INCREASE/(DECREASE) IN NET
    ASSETS RESULTING FROM OPERATIONS .................   (3,524,835)        3,490,130     (30,676,511)      3,648,323
                                                       ------------      ------------    ------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class O ..........................................     (254,099)         (785,660)             --              --
    Class A ..........................................     (150,522)         (465,318)             --        (966,763)
    Class B ..........................................           --                --              --        (120,142)
    Class C ..........................................       (4,114)           (4,080)             --        (137,998)
    Class R ..........................................           --                --              --          (1,542)
                                                       ------------      ------------    ------------   -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................     (408,735)       (1,255,058)             --      (1,226,445)
                                                       ------------      ------------    ------------   -------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from shares sold:
    Class A ..........................................    1,581,920        21,008,884      37,030,461     167,720,542
    Class B ..........................................           --                --       4,840,205      20,669,614
    Class C ..........................................      146,173         1,462,519      10,930,138      36,496,367
    Class R ..........................................           --                --         129,662         426,884
                                                       ------------      ------------    ------------   -------------
                                                          1,728,093        22,471,403      52,930,466     225,313,407
                                                       ------------      ------------    ------------   -------------
  Proceeds from reinvestment of dividends:
    Class O ..........................................       86,883           513,452              --              --
    Class A ..........................................      117,491           433,462              --         702,872
    Class B ..........................................           --                --              --          92,404
    Class C ..........................................        2,194             2,710              --         108,948
    Class R ..........................................           --                --              --           1,541
                                                       ------------      ------------    ------------   -------------
                                                            206,568           949,624              --         905,765
                                                       ------------      ------------    ------------   -------------
  Cost of shares redeemed:
    Class O ..........................................   (1,476,960)       (2,807,742)             --              --
    Class A ..........................................  (10,533,630)      (28,654,955)    (38,164,723)   (113,356,351)
    Class B ..........................................           --                --      (6,587,761)    (10,786,070)
    Class C ..........................................     (348,313)         (820,775)     (6,944,306)    (14,727,436)
    Class R ..........................................           --                --        (132,477)       (227,497)
                                                       ------------      ------------    ------------   -------------
                                                        (12,358,903)      (32,283,472)    (51,829,627)   (139,097,354)
                                                       ------------      ------------    ------------   -------------
  Net increase/(decrease) in net
    assets from capital stock
    transactions .....................................  (10,424,242)       (8,862,445)      1,101,199      87,121,818
                                                       ------------      ------------    ------------   -------------
  NET INCREASE/(DECREASE) IN NET ASSETS ..............  (14,357,812)       (6,627,373)    (29,575,312)     89,543,696
                                                       ------------      ------------    ------------   -------------
NET ASSETS:
  Beginning of period ................................   34,409,283        41,036,656     155,409,790      65,866,094
                                                       ------------      ------------    ------------   -------------
  End of period ...................................... $ 20,051,471      $ 34,409,283    $125,834,478   $ 155,409,790
                                                       ============      ============    ============   =============
  Undistributed net investment income ................           --      $      3,738    $    143,735   $     578,493
                                                       ============      ============    ============   =============

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. Comstock Funds, Inc. (the "Company"), formerly known as Comstock Partners Funds, Inc., is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company offering shares in two separate portfolios: Comstock Strategy Fund (the "Strategy Fund") and Comstock Capital Value Fund (the "Capital Value Fund") (each a "Fund" and collectively the "Funds"). The Company accounts separately for the assets, liabilities and operations of each Fund. The Strategy Fund is a non-diversified portfolio with an investment objective to maximize total return over the long-term investment horizon by investing primarily in a portfolio of debt securities. The Capital Value Fund is a diversified portfolio with an investment objective to maximize total return, consisting of capital appreciation and current income. The Strategy Fund offers Class A and Class C Shares. Class O Shares are no longer offered for sale except for reinvestment of dividends. The Capital Value Fund offers Class A, Class B, Class C, and Class R Shares.

Each Class O, Class A and Class C Share of the Strategy Fund and each Class A, Class B, Class C, and Class R Share of the Capital Value Fund represents an interest in the Strategy Fund or the Capital Value Fund, as the case may be, in proportion to its net asset value, and has identical rights except that Class A, B, and C Shares of the Funds bear fees and expenses on an ongoing basis pursuant to the Funds' Class A, Class B, and Class C Service and Distribution Plans, respectively, and Class B and Class C Shares bear additional incremental
shareholder   administrative  expenses  resulting  from  deferred  sales  charge arrangements. In addition, only the holders of Class A, Class B, and Class C Shares have voting rights with respect to matters pertaining to the Class A, Class B, and Class C Service and Distribution Plans, respectively. Class A Shares of each Fund are subject to a sales charge imposed at the time of purchase and in certain cases, contingent deferred sales charges. Class B Shares are subject to a contingent deferred sales charge imposed at the time of redemption on redemptions made within six years of purchase. Class C Shares of each Fund are subject to a contingent deferred sales charge imposed at the time of redemption on redemptions made within one year of purchase. Class R Shares are sold at net asset value per share only to institutional investors and certain retirement plans. Class O Shares are no longer offered for sale except for reinvestment of dividends.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange, quoted by the National Association of Securities Dealers Automated Quotations, Inc. ("Nasdaq") or traded in the U.S.
over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price on that exchange or market as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors so determines, by such other method as the Board of Directors shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

the preceding closing values of such securities on their respective exchanges. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determine such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board of Directors. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Options are valued at the last bid price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Directors. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a Fund's holding period. A Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

OPTIONS. Each Fund may purchase or write call or put options on securities or indices. As a writer of put options, a Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. A Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. A Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. The Strategy Fund may sell put options on certain indices in order to hedge various market risks.

As a purchaser of put options, a Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, a Fund would realize a gain upon sale or exercise. If the price of the underlying security increases, a Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. A Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

stable or advance moderately during the option period and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In these circumstances, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

FUTURES CONTRACTS. Each Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES SOLD SHORT. The Capital Value Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Funds may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain/(loss) that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION. The books and records of the Funds are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  transactions.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds. The tax character of the distributions paid during the six months ended October 31, 2003 were the same.

PROVISION FOR INCOME TAXES. Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

EXPENSES. Certain administrative expenses are common to, and allocated among, the Funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser.

3. INVESTMENT ADVISORY AGREEMENTS. Gabelli Funds, LLC serves as the Adviser and Administrator for both Funds. As compensation for services and related expenses, the Strategy Fund and Capital Value Fund pays the Adviser an annual fee of 0.85% and 1.00%, respectively, of the Fund's daily average net assets, computed daily and payable monthly.

4. DISTRIBUTION PLAN. The Funds' Board of Directors has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the six months ended October 31, 2003, the Capital Value Fund incurred distribution costs of $120,454, $100,940 and $131,072 for Class A, Class B and Class C Shares, respectively, and the Strategy Fund incurred distribution costs of $16,041 and $2,501 for Class A and Class C Shares, respectively, payable to Gabelli and Company, Inc., an affiliate of the Adviser.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

5. PORTFOLIO SECURITIES: Purchases and sales of securities for the six months ended October 31, 2003, other than Government and short-term debt securities, were as follows:

                                                       PURCHASES        SALES
                                                     -----------     -----------
Strategy Fund:
   Long transactions ..............................  $ 6,911,946     $ 6,975,625
   Short sale transactions ........................           --              --
   Long put option transactions ...................           --              --
   Short put option transactions ..................           --              --
                                                     -----------     -----------
                                                     $ 6,911,946     $ 6,975,625
                                                     ===========     ===========
Capital Value Fund:
   Long transactions ..............................           --              --
   Short sale transactions ........................  $45,578,248     $19,626,463
   Long put option transactions ...................           --              --
   Short put option transactions ..................           --              --
                                                     -----------     -----------
                                                     $45,578,248     $19,626,463
                                                     ===========     ===========

6. CAPITAL STOCK TRANSACTIONS. Transactions in shares of capital stock were as follows:

                                                                STRATEGY FUND                 CAPITAL VALUE FUND
                                                       -------------------------------  -------------------------------
                                                       SIX MONTHS ENDED                 SIX MONTHS ENDED
                                                       OCTOBER 31, 2003   YEAR ENDED    OCTOBER 31, 2003   YEAR ENDED
                                                          (UNAUDITED)   APRIL 30, 2003     (UNAUDITED)   APRIL 30, 2003
                                                       ---------------- --------------  ---------------- --------------
CLASS O:
Shares issued upon reinvestment of dividends ...........     33,533         109,561
Shares redeemed ........................................   (364,377)       (602,847)
                                                         ----------      ----------
   Net increase/(decrease) in Class O Shares ...........   (330,844)       (493,286)
                                                         ==========      ==========
CLASS A:
Shares sold ............................................    375,639       4,247,135         9,716,150      35,951,192
Shares issued upon reinvestment of dividends ...........     27,662          92,187                --         149,230
Shares redeemed ........................................ (2,646,908)     (5,934,044)      (10,146,872)    (24,490,044)
                                                         ----------      ----------       -----------     -----------
   Net increase/(decrease) in Class A Shares ........... (2,243,607)     (1,594,722)         (430,722)     11,610,378
                                                         ==========      ==========       ===========     ===========
CLASS B:
Shares sold ............................................                                    1,268,607       4,413,330
Shares issued upon reinvestment of dividends ...........                                           --          19,720
Shares redeemed ........................................                                   (1,754,606)     (2,458,611)
                                                                                          -----------     -----------
   Net increase/(decrease) in Class B Shares ...........                                     (485,999)      1,974,439
                                                                                          ===========     ===========
CLASS C:
Shares sold ............................................     35,986         283,892         3,012,371       8,141,900
Shares issued upon reinvestment of dividends ...........        509             557                --          24,265
Shares redeemed ........................................    (85,092)       (169,968)       (1,964,201)     (3,313,664)
                                                         ----------      ----------       -----------     -----------
   Net increase/(decrease) in Class C Shares ...........    (48,597)        114,481         1,048,170       4,852,501
                                                         ==========      ==========       ===========     ===========
CLASS R:
Shares sold ............................................                                       33,712          93,055
Shares issued upon reinvestment of dividends ...........                                           --             329
Shares redeemed ........................................                                      (36,581)        (48,083)
                                                                                          -----------     -----------
   Net increase/(decrease) in Class R Shares ...........                                       (2,869)         45,301
                                                                                          ===========     ===========

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

7. FEDERAL INCOME TAX INFORMATION. The following summarizes the amount of capital loss carryforwards and expiration date for each Fund at April 30, 2003:

                 EXPIRING IN FISCAL YEAR     STRATEGY FUND    CAPITAL VALUE FUND
                 -----------------------     -------------    ------------------
                          2004                $ 8,795,583        $ 14,438,751
                          2005                 14,912,760          14,168,996
                          2006                 14,076,373          57,496,622
                          2007                 26,257,347          48,938,064
                          2008                 15,186,640          36,909,064
                          2009                  5,026,316             409,704
                                              -----------        ------------
                                              $84,255,019        $172,361,201
                                              ===========        ============

As of October 31, 2003, the cost of investments of each Fund for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. The following summarizes the net unrealized appreciation/ (depreciation) on investments, put options purchased, securities sold short and futures transactions for each Fund at October 31, 2003:

                                                    GROSS         GROSS
                                                 UNREALIZED    UNREALIZED
                                       COST     APPRECIATION  DEPRECIATION      NET
                                  ------------  ------------  ------------   ----------
Comstock Strategy Fund ...........$ 22,625,582   $1,369,062  $ (4,366,396)  $ (2,997,334)
Comstock Capital Value Fund ...... 103,843,570    1,972,378   (15,682,872)   (13,710,494)

8. TRANSACTIONS WITH AFFILIATES. During the six months ended October 31, 2003, Gabelli & Company, Inc. informed the Funds that it retained $24,685 from investors representing commissions (sales charges and underwriting fees) on sales of Fund shares.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Investment Advisory Agreement between the Fund and the Adviser. During the six months ended October 31, 2003, the Comstock Strategy Fund and the Comstock Capital Value Fund reimbursed the Adviser $0 and $17,400, respectively, in connection with the cost of computing such Fund's net asset value.

The Funds reimburse the Adviser for payments made to third parties for sub-transfer agency services. For the six months ended October 31, 2003, the Comstock Strategy Fund and the Comstock Capital Value Fund paid $44,818 and $17,415, respectively, in connection with these agreements.

9. CONTRIBUTIONS FROM THE ADVISER AND OTHER SERVICE PROVIDERS. In February 2003 the Board of Directors approved a change in investment policy to permit the Strategy Fund to engage in short sales. In late June 2003, the Fund became aware that this change in policy should have been approved by shareholders prior to implementation. At April 30, 2003, the Strategy Fund had open short sales of common stocks with a market value of $2,842,480 and sustained unrealized losses of $253,760. Through June 2003, the Fund sustained additional losses of $583,634 in connection with these transactions. The Fund's service providers, including the Adviser, have agreed to reimburse the Fund $837,394 for the full amount of losses sustained in connection with these transactions.

COMSTOCK FUNDS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                           INCOME FROM INVESTMENT OPERATIONS            DISTRIBUTIONS
                        ---------------------------------------   -------------------------

                                          Net
             Net Asset               Realized and      Total                                Net Asset             Net Assets
  Period      Value,        Net       Unrealized       from          Net                      Value,                End of
   Ended     Beginning  Investment  Gain (Loss) on   Investment   Investment     Total        End of      Total     Period
 April 30    of Period   Income(b)    Investments    Operations     Income    Distributions   Period    Return(c) (in 000's)
 --------    ---------  ----------  --------------   ----------   ----------  ------------- ---------   --------- ----------
STRATEGY FUND
CLASS O
   2004(a)     $4.35       $0.02        $(0.50)        $(0.48)      $(0.06)      $(0.06)      $3.81      (11.16)%   $15,550
   2003         4.17        0.06          0.29           0.35        (0.17)       (0.17)       4.35        8.22      19,159
   2002         4.20        0.13         (0.04)          0.09        (0.12)       (0.12)       4.17        2.19      20,460
   2001(e)      4.04        0.15          0.17           0.32        (0.16)       (0.16)       4.20        8.05      23,051
   2000         4.94        0.20         (0.90)         (0.70)       (0.20)       (0.20)       4.04      (14.35)     27,854
   1999         6.06        0.30         (0.94)         (0.64)       (0.48)       (0.48)       4.94      (11.32)     45,803
CLASS A
   2004(a)     $4.38       $0.02        $(0.50)        $(0.48)      $(0.02)      $(0.02)      $3.88      (11.25)%   $ 4,146
   2003         4.17        0.05          0.29           0.34        (0.09)       (0.09)       4.42        8.09      14,630
   2002         4.20        0.11         (0.03)          0.08        (0.11)       (0.11)       4.17        1.95      20,472
   2001(e)      4.04        0.14          0.17           0.31        (0.15)       (0.15)       4.20        7.77       2,838
   2000         4.94        0.19         (0.90)         (0.71)       (0.19)       (0.19)       4.04      (14.58)      3,789
   1999         6.06        0.29         (0.95)         (0.66)       (0.46)       (0.46)       4.94      (11.56)      7,858
CLASS C
   2004(a)     $4.43       $0.00*       $(0.48)        $(0.48)      $(0.03)      $(0.03)      $3.92      (11.38)%   $   355
   2003         4.21        0.02          0.28           0.30        (0.05)       (0.05)       4.46        7.14         621
   2002         4.22        0.09         (0.02)          0.07        (0.08)       (0.08)       4.21        1.61         104
   2001(e)      4.06        0.11          0.16           0.27        (0.11)       (0.11)       4.22        6.90         157
   2000         4.94        0.15         (0.88)         (0.73)       (0.15)       (0.15)       4.06      (14.89)        212
   1999         6.06        0.26         (0.97)         (0.71)       (0.41)       (0.41)       4.94      (12.42)        710

                  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
              -----------------------------------------------------
                                           Decrease
                  Net                    Reflected in
               Investment    Operating   Expense Ratio
  Period      Income/(Loss) Expenses to     Due to        Portfolio
   Ended       to Average   Average Net  Administrative    Turnover
 April 30      Net Assets     Assets       Fee Waiver        Rate
 --------     ------------- -----------  --------------   ---------
STRATEGY FUND
CLASS O
   2004(a)       0.42%(d)     1.77%(d)           --           33%
   2003          1.26         1.31               --            0
   2002          3.06         1.75               --           16
   2001(e)       3.32         2.02               --           61
   2000          4.55         2.23               --          112
   1999          5.29         1.49             0.14%         130
CLASS A
   2004(a)       0.79%(d)     2.02%(d)           --           33%
   2003          0.98         1.56               --            0
   2002          2.56         1.83               --           16
   2001(e)       3.57         2.27               --           61
   2000          4.28         2.46               --          112
   1999          5.05         1.75             0.14%         130
CLASS C
   2004(a)       0.03%(d)     2.77%(d)           --           33%
   2003          0.32         2.21               --            0
   2002          2.04         2.73               --           16
   2001(e)       2.57         3.02               --           61
   2000          3.51         3.16               --          112
   1999          4.14         2.48             0.14%         130

--------------------------
(a)  For the period ending October 31, 2003; unaudited.
(b)  Based on average shares outstanding.
(c) Total investment returns exclude the effects of sales loads and assume reinvestment of dividends and distributions. Total return for the year ended April 30, 2003, excluding the effect of the contributions from the Fund's Adviser and other service providers for $253,760 was 7.48%, 7.11% and 6.42% for Class O, A and C Shares, respectively. Total return for the six months ended October 31, 2003, excluding the effect of the contributions from the Fund's Adviser and other service providers for $583,684 was (12.99)%, (13.23)% and (12.90)% for Class O, A and C Shares,
     respectively.
(d)  Annualized.
(e) On May 23, 2000,Gabelli Funds, LLC became the investment adviser for the Fund. Prior to May 23, 2000, Comstock Partners Inc. was the investment adviser for the Fund.
 *   Amount is less than $0.005 per share.

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                             INCOME FROM INVESTMENT OPERATIONS            DISTRIBUTIONS
                          ----------------------------------------   ------------------------


             Net Asset        Net      Net Realized       Total                                  Net Asset              Net Assets
  Period       Value,     Investment   and Unrealized     from           Net                        Value,                End of
   Ended     Beginning      Income     Gain (Loss) on   Investment   Investment     Total          End of      Total      Period
 April 30    of Period    (Loss)(b)     Investments     Operations     Income   Distributions      Period    Return(c)  (in 000's)
 --------    ---------    ----------   --------------   ----------   ---------- -------------    ---------   ---------  ----------
CAPITAL VALUE FUND
CLASS A
   2004(a)     $4.25       $ 0.00*         $(0.81)        $(0.81)          --          --           $3.44     (19.06)%   $ 84,009
   2003         3.59         0.01            0.70           0.71       $(0.05)     $(0.05)           4.25      19.49      105,679
   2002         3.34         0.06            0.34           0.40        (0.15)      (0.15)           3.59      12.18       47,547
   2001(e)      2.72         0.16            0.66           0.82        (0.20)      (0.20)           3.34      31.23       33,852
   2000         3.49         0.12           (0.84)         (0.72)       (0.05)      (0.05)           2.72     (20.70)      39,112
   1999         5.06         0.14           (1.40)         (1.26)       (0.31)      (0.31)           3.49     (25.80)      59,246
CLASS B
   2004(a)     $4.22       $(0.02)         $(0.80)        $(0.82)          --          --           $3.40     (19.43)%   $ 17,271
   2003         3.57        (0.03)           0.71           0.68       $(0.03)     $(0.03)           4.22      18.89       23,485
   2002         3.33         0.03            0.34           0.37        (0.13)      (0.13)           3.57      11.31       12,843
   2001(e)      2.71         0.13            0.67           0.80        (0.18)      (0.18)           3.33      30.36        8,639
   2000         3.47         0.10           (0.86)         (0.76)       (0.00)*        --            2.71     (21.82)       7,936
   1999         4.99         0.11           (1.38)         (1.27)       (0.25)      (0.25)           3.47     (26.19)      13,752
CLASS C
   2004(a)     $4.04       $(0.02)         $(0.76)        $(0.78)          --          --           $3.26     (19.31)%   $ 24,401
   2003         3.43        (0.03)           0.68           0.65       $(0.04)     $(0.04)           4.04      18.66       26,044
   2002         3.20         0.03            0.33           0.36        (0.13)      (0.13)           3.43      11.33        5,468
   2001(e)      2.61         0.14            0.63           0.77        (0.18)      (0.18)           3.20      30.50        3,874
   2000         3.32         0.09           (0.80)         (0.71)          --          --            2.61     (21.39)       2,366
   1999         4.80         0.10           (1.32)         (1.22)       (0.26)      (0.26)           3.32     (26.22)       5,014
CLASS R
   2004(a)     $4.25       $ 0.00*         $(0.80)        $(0.80)          --          --           $3.43     (18.91)%   $    154
   2003         3.58         0.01            0.70           0.71       $(0.06)     $(0.06)           4.23      19.43          202
   2002         3.34         0.15            0.25           0.40        (0.16)      (0.16)           3.58      12.16            9
   2001(e)      2.71         0.16            0.68           0.84        (0.21)      (0.21)           3.34      32.12           48
   2000         3.48         0.14           (0.85)         (0.71)       (0.06)      (0.06)           2.71     (20.49)           5
   1999         5.05         0.15           (1.40)         (1.25)       (0.32)      (0.32)           3.48     (25.67)          29

                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
             ------------------------------------------------------------------
                             Operating    Operating  Interest Expense
                 Net          Expenses     Expenses    and Dividends
              Investment       Before       Net of     on Securities
  Period     Income/(Loss)     Waivers      Waivers      Sold Short   Portfolio
   Ended      to Average     to Average   to Average     to Average   Turnover
 April 30     Net Assets     Net Assets   Net Assets     Net Assets     Rate
 --------    ------------    -----------  ----------  --------------- ---------
CAPITAL VALUE FUND
CLASS A
   2004(a)    (0.19)%(d)       1.78%(d)     1.78%(d)      0.18%(d)        0%
   2003        0.16            1.70         1.70          0.16            7
   2002        1.63            1.94         1.75          0.10            0
   2001(e)     5.02            2.06         1.87          0.05            5
   2000        3.82            2.01         2.01          0.28            0
   1999        3.31            1.47         1.47          0.72          465
CLASS B
   2004(a)    (0.94)%(d)       2.53%(d)     2.53%(d)      0.17%(d)        0%
   2003       (0.57)           2.46         2.45          0.17            7
   2002        0.82            2.70         2.51          0.10            0
   2001(e)     4.27            2.81         2.62          0.05            5
   2000        3.04            2.78         2.78          0.28            0
   1999        2.46            2.21         2.21          0.85          465
CLASS C
   2004(a)    (0.95)%(d)       2.53%(d)     2.53%(d)      0.18%(d)        0%
   2003       (0.65)           2.47         2.47          0.18            7
   2002        0.86            2.69         2.50          0.10            0
   2001(e)     4.27            2.81         2.62          0.05            5
   2000        3.07            2.71         2.71          0.28            0
   1999        2.54            2.18         2.18          0.78          465
CLASS R
   2004(a)     0.07%(d)        1.53%(d)     1.53%(d)      0.17%(d)        0%
   2003        0.30            1.50         1.50          0.20            7
   2002        4.10            1.75         1.56          0.11            0
   2001(e)     5.27            1.81         1.62          0.05            5
   2000        4.13            1.61         1.61          0.23            0
   1999        3.56            1.24         1.24          0.72          465

----------------------------------
(a)  For the fiscal period ended October 31, 2003; unaudited.
(b)  Based on average shares outstanding.
(c) Total investment returns exclude the effects of sales loads and assume reinvestment of dividends and distributions.
(d)  Annualized.
(e) On May 23, 2000,Gabelli Funds, LLC became the investment adviser for the Fund. Prior to May 23, 2000, Comstock Partners Inc. was the investment adviser for the Fund.
  *  Amount is less than $0.005 per share.

                 See accompanying notes to financial statements.

                              COMSTOCK FUNDS, INC.
                             Comstock Strategy Fund
                           Comstock Capital Value Fund
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS
M. Bruce Adelberg                                 Anthony R. Pustorino
CONSULTANT                                        CERTIFIED PUBLIC ACCOUNTANT
MBA RESEARCH GROUP                                PROFESSOR EMERITUS
                                                  PACE UNIVERSITY

Anthony J. Colavita                               Werner J. Roeder, MD
ATTORNEY-AT-LAW                                   VICE PRESIDENT/MEDICAL AFFAIRS
ANTHONY J. COLAVITA, P.C.                         LAWRENCE HOSPITAL CENTER

Vincent D. Enright                                Robert M. Smith
FORMER SENIOR VICE PRESIDENT                      PRESIDENT AND DIRECTOR
AND CHIEF FINANCIAL OFFICER                       SMITH ADVISORS, LTD.
KEYSPAN ENERGY CORP.

Charles L. Minter                                 Henry G. Van der Eb
FORMER CHAIRMAN AND                               CHAIRMAN OF
CHIEF EXECUTIVE OFFICER                           COMSTOCK FUNDS, INC. AND
COMSTOCK PARTNERS, INC.                           THE GABELLI MATHERS FUND

                                    OFFICERS
Henry G. Van der Eb                               Martin Weiner, CFA
CHAIRMAN                                          PORTFOLIO MANAGER
                                                  AND PRESIDENT

Bruce N. Alpert                                   Charles L. Minter
EXECUTIVE VICE PRESIDENT                          PORTFOLIO MANAGER
AND TREASURER                                     AND DIRECTOR

James E. McKee                                    Carolyn Matlin
SECRETARY                                         VICE PRESIDENT

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of The Comstock Funds, Inc. and is not authorized for use in connection with an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by a current prospectus.
--------------------------------------------------------------------------------

GABCOMSA03SR

COMSTOCK
FUNDS,
INC.


Comstock Strategy Fund
Comstock Capital Value Fund


                                                              SEMI-ANNUAL REPORT
                                                                OCTOBER 31, 2003

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Comstock Funds, Inc.

By (Signature and Title)*  /s/ Bruce N. Alpert
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date                       01/08/04
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Bruce N. Alpert
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer
                           -----------------------------------------------------

Date                       01/08/04
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.